Income Taxes - Income Tax Benefit/(Provision) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current - Federal			$ (2)	$ 0	$ 0
Current - State			0	0	110
Deferred - Federal			(33)	128	601
Deferred - State			7	(10)	(109)
Current - Ouside of the U.S.			1	1	(5)
Deferred - Ouside of the U.S.			0	0	(1)
Total income tax benefit	$ (72)	$ (7)	$ (27)	$ 119	$ 596